Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Advances for inventories	$ 1,503	$ 1,240
Advertising and promotional expenses paid in advance	92	89
Prepaid insurance	27	25
Total	$ 1,622	$ 1,354